Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2022	December 31, 2021
	$	$
Customer relationships At cost, less accumulated amortization of $4.6 million (2021 - $4.2 million) (1)	1,051	1,494
	1,051	1,494
(1)The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization of intangible assets for the year ended December 31, 2022 was $0.4 million (2021 - $0.5 million, 2020 - $1.0 million). Amortization of intangible assets for the remaining three years subsequent to 2022 is expected to be $0.4 million (2023), $0.4 million (2024) and $0.3 million (2025).